Shareholders' equity - Summary of Shares Repurchased (Details) - EUR (€) € / shares in Units, € in Millions		1 Months Ended												2 Months Ended	3 Months Ended	4 Months Ended	5 Months Ended	6 Months Ended	7 Months Ended	8 Months Ended	9 Months Ended	10 Months Ended	11 Months Ended	12 Months Ended
	Jan. 31, 2020	Dec. 18, 2020	Nov. 30, 2020	Oct. 31, 2020	Sep. 30, 2020	Aug. 31, 2020	Jul. 31, 2020	Jun. 30, 2020	May 31, 2020	Apr. 30, 2020	Mar. 31, 2020	Feb. 28, 2020	Feb. 28, 2020	Mar. 31, 2020	Apr. 30, 2020	May 31, 2020	Jun. 30, 2020	Jul. 31, 2020	Aug. 31, 2020	Sep. 30, 2020	Oct. 31, 2020	Nov. 30, 2020	Dec. 18, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Equity [Abstract]
Treasury Stock, Value, Repurchased, Cost Method																								€ 1,207.5
Purchase of treasury shares																								€ 1,207.5	€ 410.0	€ 1,146.2
Treasury shares, cancellation process started during the year (in shares)																								6,162,395
Cancelled (in shares)																									5,806,366
Total number of shares purchased	371,468	622,701	800,405	578,776	0	0	0	0	0	0	463,235	1,071,844	1,443,312	1,906,547	1,906,547	1,906,547	1,906,547	1,906,547	1,906,547	1,906,547	2,485,323	3,285,728	3,908,429	3,908,429	1,948,808	4,255,817
Average price paid per share (Euro per share)	€ 264.49	€ 379.51	€ 347.77	€ 320.19	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 246.12	€ 275.41												€ 308.94
Maximum value of shares that may yet be purchased (€ millions)	€ 5,901.8	€ 4,792.5	€ 5,028.9	€ 5,307.2	€ 5,492.5	€ 5,492.5	€ 5,492.5	€ 5,492.5	€ 5,492.5	€ 5,492.5	€ 5,492.5	€ 5,606.5